S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jun. 08, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Claudius Tsang, no other person has voting and investment discretion with respect to the ordinary shares held of record by the sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Claudius Tsang